Offerings	Nov. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series B Liberty Formula One common stock, par value of $0.01 per share, available for new award grants under the Registrant's 2022 Omnibus Incentive Plan
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	90.00
Maximum Aggregate Offering Price	$ 36,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,971.60
Offering Note	1.a This Registration Statement covers, in addition to the number of shares of Liberty Media Corporation, a Delaware corporation (the "Registrant"), common stock, par value $0.01 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Liberty Media Corporation 2022 Omnibus Incentive Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. For purposes of this Registration Statement, "Common Stock" includes (i) Series B and Series C of the Liberty Formula One common stock of the Registrant, and (ii) Series A of the Liberty Live common stock of the Registrant. 1.b Estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the applicable series of the Registrant's common stock on November 19, 2025, in accordance with Rule 457(c) of the Securities Act. 1.c The registration fee has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series C Liberty Formula One common stock, par value of $0.01 per share, available for new award grants under the Registrant's 2022 Omnibus Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	96.82
Maximum Aggregate Offering Price	$ 193,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,741.68
Offering Note	Refer to footnote 1.a, 1.b and 1.c.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Liberty Live common stock, par value of $0.01 per share, available for new award grants under the Registrant's 2022 Omnibus Incentive Plan
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	76.25
Maximum Aggregate Offering Price	$ 7,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,053.01
Offering Note	Refer to footnote 1.a, 1.b, and 1.c.